Accounts Payable and Accrued Liabilities (Narrative) (Details)	12 Months Ended
Jun. 30, 2015 USD ($)
Accounts Payable And Accrued Liabilities 1	$ 7,128
Accounts Payable And Accrued Liabilities 2	1,324
Accounts Payable And Accrued Liabilities 3	592
Accounts Payable And Accrued Liabilities 4	5,000
Accounts Payable And Accrued Liabilities 5	$ 212